Accumulated other comprehensive income - Changes in Accumulated Other Comprehensive Income After Tax (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	₨ 8,622,891.0		₨ 7,886,182.8
Net unrealized gain/ (loss) arising during the period	(282,997.9)		147,594.0
Past Service cost recognised due to plan amendment	(7,366.8)
Amounts reclassified to income	(42,535.5)		9,835.5
Amortization of past service cost	842.9
Long-duration insurance contract discount rate change	184,210.0		(59,827.6)
Transferred to undistributed policyholders earnings account	(13,502.5)		16,525.9
Less: Other comprehensive income attributable to shareholders of noncontrolling interest	(1,725.2)		1,393.3
Balance	9,160,694.7	$ 97,630.9	8,622,891.0
AFS debt Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	87,780.0		(7,505.2)
Net unrealized gain/ (loss) arising during the period	(291,560.2)		145,589.7
Past Service cost recognised due to plan amendment	0.0
Amounts reclassified to income	(42,535.5)		9,835.5
Amortization of past service cost	0.0
Long-duration insurance contract discount rate change	0.0		0.0
Transferred to undistributed policyholders earnings account	169,910.0		(58,778.7)
Less: Other comprehensive income attributable to shareholders of noncontrolling interest	(1,763.9)		1,361.3
Balance	(74,641.8)	(795.5)	87,780.0
Foreign Currency Translation Reserve
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	9,414.1		7,441.8
Net unrealized gain/ (loss) arising during the period	8,562.3		2,004.3
Past Service cost recognised due to plan amendment	0.0
Amounts reclassified to income	0.0		0.0
Amortization of past service cost	0.0
Long-duration insurance contract discount rate change	0.0		0.0
Transferred to undistributed policyholders earnings account	0.0		0.0
Less: Other comprehensive income attributable to shareholders of noncontrolling interest	125.1		32.0
Balance	17,851.3	190.3	9,414.1
Past Service Cost [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	0.0
Net unrealized gain/ (loss) arising during the period	0.0
Past Service cost recognised due to plan amendment	(7,366.8)
Amounts reclassified to income	0.0
Amortization of past service cost	842.9
Long-duration insurance contract discount rate change	0.0
Transferred to undistributed policyholders earnings account	797.5
Less: Other comprehensive income attributable to shareholders of noncontrolling interest	(86.4)
Balance	(5,640.0)	(60.1)	0.0
Long-Duration Insurance Contract
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	0.0		(15,477.0)
Net unrealized gain/ (loss) arising during the period	0.0		0.0
Past Service cost recognised due to plan amendment	0.0
Amounts reclassified to income	0.0		0.0
Amortization of past service cost	0.0
Long-duration insurance contract discount rate change	184,210.0		(59,827.6)
Transferred to undistributed policyholders earnings account	(184,210.0)		75,304.6
Less: Other comprehensive income attributable to shareholders of noncontrolling interest	0.0		0.0
Balance	0.0	0.0	0.0
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	97,194.1		(15,540.4)
Balance	₨ (62,430.5)	$ (665.4)	₨ 97,194.1